UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Absolute Return Fund
(Class I Shares: PSQIX)
 (Class A Shares: PSQAX)

SEMI-ANNUAL REPORT
October 31, 2013

Palmer Square Absolute Return Fund
a series of the Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	27
Statement of Operations	29
Statements of Changes in Net Assets	30
Statement of Cash Flows	31
Financial Highlights	32
Notes to Financial Statements	34
Supplemental Information	48
Expense Example	52

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Absolute Return Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS
As of October 31, 2013 (Unaudited)

Principal Amount		Value

	BANK LOANS – 2.8%
$275,693	Alon USA Energy, Inc. 0.000%, 11/9/20181, 2, 3	$285,801
247,502	Ameriforge Group, Inc. 0.000%, 1/7/20191, 2, 3	249,771
850,000	BATS Global Markets, Inc. 7.000%, 11/20/20181, 2, 3	855,844
500,000	Calceus Acquisition, Inc. 5.000%, 1/7/20201, 2, 3	503,750
1,000,000	Chesapeake Energy Corp. 5.750%, 12/2/20171, 2, 3	1,023,635
495,009	Collective Brands, Inc. 7.250%, 9/19/20191, 2, 3	496,556
500,000	Fieldwood Energy LLC 8.375%, 7/18/20201, 2, 3	509,885
950,000	Offshore Group Investment Ltd. (Cayman Islands) 6.250%, 10/17/20171, 2, 3	955,938
1,000,000	P2 Lower Acquisition LLC 9.500%, 10/18/20211, 2, 3	1,005,000
496,250	SunGard Data Systems, Inc. 4.500%, 12/4/20191, 2, 3	500,155
475,974	Windsor Financing LLC 6.250%, 11/30/20171, 2, 3	488,468
	TOTAL BANK LOANS (Cost $6,683,738)	6,874,803

	BONDS – 73.8%
	ASSET-BACKED SECURITIES – 56.7%
	Apidos CDO (Cayman Islands)
3,250,000	3.504%, 10/20/20251, 2, 4	3,052,028
1,000,000	5.754%, 10/20/20251, 2, 4	895,738
1,250,000	Apidos CDO IV (Cayman Islands) 3.838%, 10/27/20181, 2	1,196,727
	Apidos CLO XI (Cayman Islands)
750,000	4.494%, 1/17/20231, 2	747,147
1,750,000	4.494%, 1/17/20231, 2, 4	1,743,343
1,500,000	Apidos CLO XII (Cayman Islands) 4.644%, 4/15/20251, 2, 4	1,348,288
	Apidos CLO XIV (Cayman Islands)
4,500,000	3.744%, 4/15/20251, 2, 4	4,298,456
3,000,000	5.494%, 4/15/20251, 2, 4	2,654,715
3,000,000	Atrium CDO Corp. (Cayman Islands) 6.239%, 10/23/20221, 2, 4	2,972,695
	Atrium IX (Cayman Islands)
5,000,000	0.000%, 2/28/20242	5,211,853
3,500,000	5.262%, 2/28/20241, 2, 4	3,284,751

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Atrium X (Cayman Islands) 3.776%, 7/16/20251, 2, 4	$1,918,483
1,000,000	Babson CLO Ltd. 2012-II (Cayman Islands) 4.514%, 5/15/20231, 2, 4	994,243
1,750,000	Babson CLO Ltd. 2013-I (Cayman Islands) 3.742%, 4/20/20251, 2, 4	1,682,708
4,467,788	Babson CLO, Inc. 2005-I (Cayman Islands) 0.534%, 4/15/20191, 2, 4	4,445,632
127,857	Babson CLO, Inc. 2005-III (Cayman Islands) 0.515%, 11/10/20191, 4	126,393
3,000,000	BlueMountain CLO 2013-2 Ltd. (Cayman Islands) 3.816%, 1/22/20251, 2, 4	2,891,313
5,000,000	BlueMountain CLO Ltd. (Cayman Islands) 6.013%, 8/16/20221, 2, 4	4,985,958
1,000,000	Catamaran CLO 2012-1 Ltd. (Cayman Islands) 5.503%, 12/20/20231, 2, 4	949,813
	Dryden XXII Senior Loan Fund (Cayman Islands)
3,000,000	5.444%, 1/15/20221, 2, 4	2,948,972
1,000,000	3.444%, 11/15/20251, 2, 4	939,046
1,500,000	5.244%, 11/15/20251, 2, 4	1,389,298
2,500,000	Dryden XXIII Senior Loan Fund (Cayman Islands) 7.244%, 7/17/20231, 2, 4	2,497,213
1,000,000	Dryden XXV Senior Loan Fund (Cayman Islands) 5.744%, 1/15/20251, 2, 4	963,597
900,000	Fraser Sullivan CLO VII Ltd. (Cayman Islands) 4.242%, 4/20/20231, 2, 4	892,100
1,500,000	Greywolf CLO II Ltd. (Cayman Islands) 4.074%, 4/15/20251, 2, 4	1,455,739
	Highbridge Loan Management 2013-2 Ltd. (Cayman Islands)
4,000,000	0.000%, 10/20/20242, 4	3,688,010
2,000,000	3.254%, 10/20/20241, 2, 4	1,958,521
2,000,000	6.054%, 10/20/20241, 2, 4	1,824,593
2,700,000	ING IM CLO 2012-1 Ltd. (Cayman Islands) 6.504%, 3/14/20221, 2, 4	2,714,753
2,000,000	ING IM CLO 2013-2 Ltd. (Cayman Islands) 3.738%, 4/25/20251, 2, 4	1,921,526
	Jamestown CLO I Ltd. (Cayman Islands)
500,000	4.266%, 11/5/20241, 2, 4	490,447
2,000,000	5.766%, 11/5/20241, 2, 4	1,922,090
11,650,000	Marathon CLO IV Ltd. (Cayman Islands) 6.014%, 5/20/20231, 2, 4	11,439,032
2,000,000	Marathon CLO V Ltd. (Cayman Islands) 5.963%, 2/21/20251, 2, 4	1,950,611

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,000,000	Mountain View CLO 2013-1 Ltd. (Cayman Islands) 4.743%, 4/12/20241, 2, 4	$1,805,180
	Neuberger Berman CLO Ltd. (Cayman Islands)
750,000	7.238%, 7/25/20231, 2	756,096
1,250,000	7.238%, 7/25/20231, 2	1,260,160
1,000,000	4.852%, 10/15/20251, 2, 4	900,530
1,400,000	OCP CLO 2012-1 Ltd. (Cayman Islands) 5.750%, 3/22/20231, 2, 4	1,350,022
3,000,000	OHA Loan Funding 2013-1 Ltd. (Cayman Islands) 3.878%, 7/23/20251, 2, 4	2,890,074
	OZLM Funding III Ltd. (Cayman Islands)
8,350,000	1.571%, 1/22/20251, 2, 4	8,343,196
1,250,000	5.241%, 1/22/20251, 2, 4	1,171,876
	OZLM Funding IV Ltd. (Cayman Islands)
5,250,000	3.517%, 7/22/20251, 2, 4	4,944,368
1,000,000	5.217%, 7/22/20251, 2, 4	862,949
	OZLM Funding Ltd. (Cayman Islands)
4,700,000	5.241%, 7/22/20231, 2, 4	4,722,021
4,350,000	6.341%, 7/22/20231, 2, 4	4,332,665
2,000,000	4.586%, 10/30/20231, 2, 4	1,995,426
1,000,000	5.536%, 10/30/20231, 2, 4	951,377
9,651,441	Sapphire Valley CDO I Ltd. (Cayman Islands) 0.514%, 12/15/20221, 2, 4	9,348,950
1,350,000	Symphony CLO VII Ltd. (Cayman Islands) 3.438%, 7/28/20211, 2, 4	1,325,657
2,250,000	Symphony CLO X Ltd. (Cayman Islands) 5.489%, 7/23/20231, 2, 4	2,267,483
2,100,000	Venture CDO Ltd. (Cayman Islands) 6.765%, 11/14/20221, 2	2,103,299
	West CLO Ltd. (Cayman Islands)
1,250,000	0.000%, 11/7/20251, 4	1,134,488
3,250,000	0.000%, 11/7/20254	3,120,000

	TOTAL ASSET-BACKED SECURITIES (Cost $138,137,083)	139,981,649

	CORPORATE – 17.0%
	BASIC MATERIALS – 0.8%
125,000	B2Gold Corp. (Canada) 3.250%, 10/1/20184, 5, 6	120,234
500,000	Hexion U.S. Finance Corp. 6.625%, 4/15/20202	510,000

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	BASIC MATERIALS (Continued)
$704,000	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, 2/1/20182	$728,640
132,000	Horsehead Holding Corp. 3.800%, 7/1/20175, 6	153,532
148,000	Sterlite Industries India Ltd. (India) 4.000%, 10/30/20145, 6	146,058
201,000	Stillwater Mining Co. 1.750%, 10/15/20322, 5, 6	211,678
		1,870,142

	COMMUNICATIONS – 1.5%
125,000	Blucora, Inc. 4.250%, 4/1/20192, 4, 5, 6	160,391
158,000	Ciena Corp. 4.000%, 12/15/20205, 6	229,791
86,000	Ctrip.com International Ltd. (Cayman Islands) 1.250%, 10/15/20184, 5, 6	89,709
75,000	Equinix, Inc. 3.000%, 10/15/20145	109,172
300,000	Frontier Communications Corp. 7.125%, 3/15/2019	328,500
7,000	Move, Inc. 2.750%, 9/1/20184, 5, 6	8,181
300,000	Ono Finance II PLC (Ireland) 10.875%, 7/15/20192, 4	327,750
128,000	Qihoo 360 Technology Co., Ltd. (Cayman Islands) 2.500%, 9/15/20184, 5, 6	139,440
63,000	SBA Communications Corp. 4.000%, 10/1/20145	181,755
252,000	Sprint Capital Corp. 6.875%, 11/15/2028	240,660
500,000	Sprint Corp. 7.250%, 9/15/20214	540,625
500,000	T-Mobile USA, Inc. 6.464%, 4/28/20192	531,250
250,000	Univision Communications, Inc. 6.875%, 5/15/20192, 4	270,625
124,000	VeriSign, Inc. 3.250%, 8/15/20375	206,770
115,000	WebMD Health Corp. 2.500%, 1/31/20185, 6	112,987

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	COMMUNICATIONS (Continued)
$63,000	XM Satellite Radio, Inc. 7.000%, 12/1/20144, 5	$132,576
		3,610,182

	CONSUMER, CYCLICAL – 1.7%
246,708	American Airlines 2011-1 Class B Pass-Through Trust 7.000%, 7/31/20194	257,193
81,000	Callaway Golf Co. 3.750%, 8/15/20192, 5, 6	100,592
200,000	Carmike Cinemas, Inc. 7.375%, 5/15/20192	218,000
80,000	DR Horton, Inc. 2.000%, 5/15/20145	119,100
63,000	Hawaiian Holdings, Inc. 5.000%, 3/15/20165, 6	78,041
246,000	HD Supply, Inc. 11.500%, 7/15/20202	297,352
111,000	Iconix Brand Group, Inc. 2.500%, 6/1/20165, 6	144,231
51,000	JetBlue Airways Corp. 6.750%, 10/15/20392, 5	78,381
370,000	K Hovnanian Enterprises, Inc. 7.500%, 5/15/2016	398,675
113,000	KB Home 1.375%, 2/1/20192, 5, 6	112,294
141,000	Lennar Corp. 2.750%, 12/15/20202, 4, 5, 6	240,317
	Meritage Homes Corp.
150,000	4.500%, 3/1/20182	149,625
128,000	1.875%, 9/15/20322, 5, 6	141,520
110,000	Meritor, Inc. 7.875%, 3/1/20262, 4, 5, 6	133,513
99,000	Ryland Group, Inc. 1.625%, 5/15/20185, 6	145,283
153,000	Standard Pacific Corp. 1.250%, 8/1/20322, 5, 6	190,867
53,000	Tesla Motors, Inc. 1.500%, 6/1/20185, 6	79,069
64,000	Titan Machinery, Inc. 3.750%, 5/1/20195, 6	56,560
120,000	Toll Brothers Finance Corp. 0.500%, 9/15/20322, 5, 6	123,000

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
$750,000	WCI Communities, Inc. 6.875%, 8/15/20212, 4	$733,125
124,000	WESCO International, Inc. 6.000%, 9/15/20292, 5	376,960
		4,173,698

	CONSUMER, NON-CYCLICAL – 3.2%
1,000,000	APX Group, Inc. 6.375%, 12/1/20192	1,001,250
77,000	Ascent Capital Group, Inc. 4.000%, 7/15/20205, 6	83,112
250,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 4.875%, 11/15/20172	261,563
39,000	BioMarin Pharmaceutical, Inc. 0.750%, 10/15/20185, 6	40,584
65,000	CBIZ, Inc. 4.875%, 10/1/20154, 5, 6	80,316
86,000	Chiquita Brands International, Inc. 4.250%, 8/15/20165	84,710
	CHS/Community Health Systems, Inc.
1,000,000	5.125%, 8/15/20182	1,042,500
419,000	8.000%, 11/15/20192	456,186
93,000	Cubist Pharmaceuticals, Inc. 2.500%, 11/1/20175	205,821
73,000	Endo Health Solutions, Inc. 1.750%, 4/15/20155, 6	112,374
37,000	Exelixis, Inc. 4.250%, 8/15/20195, 6	39,960
400,000	Hertz Corp. 7.500%, 10/15/20182	436,000
39,000	Illumina, Inc. 0.250%, 3/15/20164, 5, 6	48,604
31,000	Incyte Corp. Ltd. 4.750%, 10/1/20155	138,531
62,000	Isis Pharmaceuticals, Inc. 2.750%, 10/1/20195, 6	132,215
242,000	Kinetic Concepts, Inc. / KCI USA, Inc. 10.500%, 11/1/20182	273,006
103,000	Medicines Co. 1.375%, 6/1/20174, 5, 6	139,951
109,000	Omnicare, Inc. 3.750%, 12/15/20255	230,944

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$250,000	Par Pharmaceutical Cos., Inc. 7.375%, 10/15/20202	$261,250
	PHH Corp.
64,000	6.000%, 6/15/20175	131,320
250,000	7.375%, 9/1/2019	265,625
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
503,000	8.500%, 5/15/20182	535,695
500,000	5.750%, 10/15/20202	518,750
112,000	ServiceSource International, Inc. 1.500%, 8/1/20184, 5, 6	112,000
110,000	Theravance, Inc. 2.125%, 1/15/20235, 6	166,444
400,000	United Rentals North America, Inc. 5.750%, 7/15/20182	431,000
500,000	Valeant Pharmaceuticals International 7.500%, 7/15/20212, 4	557,500
156,000	Wright Medical Group, Inc. 2.000%, 8/15/20175, 6	196,950
		7,984,161

	ENERGY – 3.5%
250,000	Access Midstream Partners LP / ACMP Finance Corp. 6.125%, 7/15/20222	269,375
31,000	Alon USA Energy, Inc. 3.000%, 9/15/20184, 5, 6	33,306
250,000	Antero Resources Finance Corp. 6.000%, 12/1/20202	265,000
500,000	Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp. 9.250%, 8/15/20212, 4	517,500
250,000	Bill Barrett Corp. 7.625%, 10/1/20192	265,000
37,000	BPZ Resources, Inc. 8.500%, 10/1/20175, 6	34,641
51,000	Cobalt International Energy, Inc. 2.625%, 12/1/20195, 6	52,371
106,000	Goodrich Petroleum Corp. 5.000%, 10/1/20322, 5, 6	117,064
21,000	Green Plains Renewable Energy, Inc. 3.250%, 10/1/20184, 5, 6	22,063
750,000	Halcon Resources Corp. 9.750%, 7/15/20202	819,375

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	ENERGY (Continued)
$454,000	Hercules Offshore, Inc. 7.500%, 10/1/20212, 4	$476,700
537,000	Kodiak Oil & Gas Corp. (Canada) 8.125%, 12/1/20192	598,755
500,000	Legacy Reserves LP / Legacy Reserves Finance Corp. 8.000%, 12/1/20202, 4	515,000
78,000	Newpark Resources, Inc. 4.000%, 10/1/20175	109,298
1,000,000	Oasis Petroleum, Inc. 6.875%, 3/15/20222, 4	1,085,000
250,000	Pacific Drilling S.A. (Luxembourg) 5.375%, 6/1/20202, 4	253,125
624,000	Quicksilver Resources, Inc. 9.125%, 8/15/20192	611,520
300,000	Rockies Express Pipeline LLC 6.000%, 1/15/20194	267,750
500,000	Samson Investment Co. 10.250%, 2/15/20202, 4	542,500
21,000	SolarCity Corp. 2.750%, 11/1/20185, 6	24,163
408,000	Talisman Energy, Inc. (Canada) 7.750%, 6/1/2019	482,778
130,000	Vantage Drilling Co. (Cayman Islands) 5.500%, 7/15/20432, 4, 5, 6	140,237
63,000	Western Refining, Inc. 5.750%, 6/15/20145	213,412
500,000	Whiting Petroleum Corp. 5.000%, 3/15/20192	521,250
400,000	WPX Energy, Inc. 5.250%, 1/15/2017	429,000
		8,666,183

	FINANCIAL – 2.3%
500,000	Aircastle Ltd. (Bermuda) 6.750%, 4/15/2017	551,250
63,000	American Equity Investment Life Holding Co. 5.250%, 12/6/20292, 4, 5	138,285
107,000	Amtrust Financial Services, Inc. 5.500%, 12/15/20215, 6	164,379
204,000	Citigroup, Inc. 4.950%, 11/7/2043	203,431
130,000	DFC Global Corp. 3.250%, 4/15/20175, 6	122,525

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	FINANCIAL (Continued)
	Encore Capital Group, Inc.
$62,000	3.000%, 11/27/20174, 5, 6	$102,532
51,000	3.000%, 7/1/20204, 5, 6	63,718
	Forest City Enterprises, Inc.
42,000	4.250%, 8/15/20185, 6	48,169
140,000	3.625%, 8/15/20202, 4, 5, 6	149,100
99,000	Forestar Group, Inc. 3.750%, 3/1/20205, 6	117,377
371,000	Highmark, Inc. 4.750%, 5/15/20214	356,377
800,000	International Lease Finance Corp. 8.750%, 3/15/2017	944,000
37,000	iStar Financial, Inc. 3.000%, 11/15/20165, 6	47,453
107,000	Jefferies Group LLC 3.875%, 11/1/20292, 5	112,818
122,000	Meadowbrook Insurance Group, Inc. 5.000%, 3/15/20204, 5, 6	125,660
114,000	MGIC Investment Corp. 9.000%, 4/1/20634, 5, 6	130,316
500,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 8/1/20182	520,000
106,000	Portfolio Recovery Associates, Inc. 3.000%, 8/1/20204, 5, 6	124,550
500,000	Provident Funding Associates LP / PFG Finance Corp. 6.750%, 6/15/20212, 4	513,750
141,000	Radian Group, Inc. 2.250%, 3/1/20195, 6	212,381
650,000	Stearns Holdings, Inc. 9.375%, 8/15/20202, 4	680,062
176,000	Walter Investment Management Corp. 4.500%, 11/1/20195, 6	183,810
		5,611,943

	INDUSTRIAL – 1.7%
250,000	Bombardier, Inc. (Canada) 7.500%, 3/15/20184	284,375
218,000	Cemex S.A.B. de C.V. (Mexico) 3.750%, 3/15/20185, 6	277,950
125,000	Exopack Holding Corp. 10.000%, 6/1/20182	135,625
500,000	Flextronics International Ltd. (Singapore) 4.625%, 2/15/2020	503,750

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
	General Cable Corp.
$500,000	2.623%, 4/1/20151, 2	$497,500
209,000	4.500%, 11/15/20291, 5, 6	243,224
250,000	Jack Cooper Finance Co 9.250%, 6/1/20202, 4	268,438
750,000	Jack Cooper Holdings Corp. 9.250%, 6/1/20202, 4	805,312
500,000	Martin Midstream Partners LP / Martin Midstream Finance Corp. 8.875%, 4/1/20182	533,750
294,000	Reliance Intermediate Holdings LP (Canada) 9.500%, 12/15/20192, 4	325,605
250,000	Sequa Corp. 7.000%, 12/15/20172, 4	252,500
85,000	Vishay Intertechnology, Inc. 2.250%, 6/1/20424, 5, 6	97,856
		4,225,885

	TECHNOLOGY – 1.6%
103,000	Allscripts Healthcare Solutions, Inc. 1.250%, 7/1/20204, 5, 6	109,502
750,000	BMC Software Finance, Inc. 8.125%, 7/15/20212, 4	796,875
138,000	Bottomline Technologies de, Inc. 1.500%, 12/1/20175, 6	171,206
107,000	Cadence Design Systems, Inc. 2.625%, 6/1/20155	186,983
87,000	Concur Technologies, Inc. 2.500%, 4/15/20154, 5, 6	175,523
94,000	Electronic Arts, Inc. 0.750%, 7/15/20165, 6	104,693
458,000	First Data Corp. 12.625%, 1/15/20212	530,707
500,000	Infor US, Inc. 9.375%, 4/1/20192	567,500
171,000	Interface Security Systems Holdings, Inc. / Interface Security Systems LLC 9.250%, 1/15/20182, 4	180,405
69,000	Medidata Solutions, Inc. 1.000%, 8/1/20184, 5, 6	83,964
190,000	Microchip Technology, Inc. 2.125%, 12/15/20375	316,350
67,000	Micron Technology, Inc. 1.500%, 8/1/20312, 5, 6	126,253

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CORPORATE (Continued)
	TECHNOLOGY (Continued)
$180,000	Novellus Systems, Inc. 2.625%, 5/15/20415, 6	$300,712
108,000	SanDisk Corp. 1.500%, 8/15/20175, 6	158,895
142,000	Spansion LLC 2.000%, 9/1/20204, 5, 6	155,046
69,000	Take-Two Interactive Software, Inc. 1.750%, 12/1/20165, 6	82,455
		4,047,069

	UTILITIES – 0.7%
500,000	Calpine Corp. 6.000%, 1/15/20222, 4	520,000
4,494	CenterPoint Energy, Inc. 0.000%, 9/15/20291, 2, 5, 6	233,688
500,000	DPL, Inc. 6.500%, 10/15/20162	541,250
400,000	GenOn Energy, Inc. 9.500%, 10/15/2018	462,000
		1,756,938

	TOTAL CORPORATE (Cost $39,022,226)	41,946,201

	MUNICIPAL – 0.1%
60,000	City of Chesterfield MO 3.000%, 12/1/20252	58,455
	Cobb County Development Authority
10,000	4.000%, 7/15/20282	9,751
15,000	4.125%, 7/15/20292	14,603
	Colorado Health Facilities Authority
25,000	5.000%, 1/1/20442	24,691
15,000	5.250%, 1/1/20452	14,885
	University of Minnesota
30,000	3.250%, 8/1/20252	30,007
35,000	3.375%, 8/1/20262	34,884
	Utah State Charter School Finance Authority
50,000	5.000%, 10/15/20432	48,859
35,000	5.000%, 10/15/20482	33,605
	West Virginia Water Development Authority
15,000	3.000%, 11/1/20242	14,724
15,000	3.250%, 11/1/20252	14,765

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	MUNICIPAL (Continued)
$25,000	3.750%, 11/1/20282	$24,466

	TOTAL MUNICIPAL (Cost $322,645)	323,695

	TOTAL BONDS (Cost $177,481,954)	182,251,545

Number of Shares

	COMMON STOCKS – 6.6%
	COMMUNICATIONS – 0.3%
5,191	Interpublic Group of Cos., Inc.6	87,208
1,500	IPG Photonics Corp.	99,405
11,094	Textura Corp.*6	425,233
		611,846

	CONSUMER, CYCLICAL – 1.8%
13,161	Arrow Electronics, Inc.*6	631,991
5,251	Asbury Automotive Group, Inc.*	252,311
1,200	Chipotle Mexican Grill, Inc.*	632,364
13,213	Conn's, Inc.*	798,594
4,986	Harley-Davidson, Inc.	319,303
2,380	Mohawk Industries, Inc.*	315,160
10,512	Norwegian Cruise Line Holdings Ltd.*	336,594
7,436	Royal Caribbean Cruises Ltd.	312,609
15,280	Tempur Sealy International, Inc.*6	585,988
6,857	Winnebago Industries, Inc.*6	203,379
		4,388,293

	CONSUMER, NON-CYCLICAL – 1.4%
22,882	Cynosure, Inc. - Class A*6	494,480
22,325	Exact Sciences Corp.*	246,021
13,919	Huron Consulting Group, Inc.*	815,236
7,028	ITT Educational Services, Inc.*	281,963
27,407	KAR Auction Services, Inc.	814,536
11,617	Korn/Ferry International*	276,485
17,834	Quanta Services, Inc.*6	538,765
		3,467,486

	ENERGY – 0.2%
27,250	Emerald Oil, Inc.*	237,075
1,813	Unit Corp.*6	93,206
28,165	Willbros Group, Inc.*6	274,891
		605,172

	FINANCIAL – 0.1%
2,255	HCI Group, Inc.	99,084

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
2,822	MetLife, Inc.	$133,507
		232,591

	INDUSTRIAL – 2.2%
5,606	A.O. Smith Corp.	289,550
21,105	Apogee Enterprises, Inc.	660,164
12,828	Clean Harbors, Inc.*	792,129
5,028	Forward Air Corp.	203,534
19,906	Foster Wheeler A.G. (Switzerland)*	537,263
16,587	Greenbrier Cos., Inc.*	440,219
28,766	II-VI, Inc.*6	490,748
8,224	Martin Marietta Materials, Inc.	806,692
6,204	Rogers Corp.*6	378,196
3,292	Ryder System, Inc.6	216,712
8,536	Simpson Manufacturing Co., Inc.6	302,601
5,600	Vulcan Materials Co.	299,880
		5,417,688

	TECHNOLOGY – 0.6%
38,915	Applied Micro Circuits Corp.*	453,749
3,608	Cypress Semiconductor Corp.	33,482
17,968	Micron Technology, Inc.*	317,674
14,356	Microsemi Corp.*	360,766
11,638	Skyworks Solutions, Inc.*	300,028
2,611	Take-Two Interactive Software, Inc.*	46,763
1,155	Ultratech, Inc.*6	27,478
		1,539,940

	TOTAL COMMON STOCKS (Cost $15,372,151)	16,263,016

	PREFERRED STOCKS – 1.7%
	BASIC MATERIALS – 0.0%
4,723	ArcelorMittal (Luxembourg) 6.000%, 1/15/20165	114,385

	COMMUNICATIONS – 0.1%
1,631	Iridium Communications, Inc. 7.000%, 12/31/20494, 5, 6	148,829

	CONSUMER, CYCLICAL – 0.1%
2,534	Continental Airlines Finance Trust II 6.000%, 11/15/20302, 5, 6	115,614

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
2,283	Goodyear Tire & Rubber Co. 5.875%, 4/1/20145, 6	$137,765
		253,379

	CONSUMER, NON-CYCLICAL – 0.4%
438	Alere, Inc. 3.000%, 12/31/20495, 6	124,830
1,699	Bunge Ltd. (Bermuda) 4.875%, 12/31/20495, 6	186,784
174	HealthSouth Corp. 6.500%, 12/31/20495, 6	228,527
1,772	Omnicare Capital Trust II 4.000%, 6/15/20332, 5, 6	120,607
796	Post Holdings, Inc. 3.750%, 12/31/20494, 5, 6	86,867
145	Universal Corp. 6.750%, 12/31/20492, 5, 6	177,933
		925,548

	ENERGY – 0.4%
	Chesapeake Energy Corp.
160	5.750%, 12/31/20494, 5, 6	187,900
67	5.750%, 12/31/20494, 5	79,286
732	Energy XXI Bermuda Ltd. (Bermuda) 5.625%, 12/31/20495	227,149
1,439	Penn Virginia Corp. 6.000%, 12/31/20495, 6	209,374
	Sanchez Energy Corp.
2,616	4.875%, 12/31/20494, 5, 6	186,799
719	6.500%, 12/31/20494, 5, 6	53,839
1,268	SandRidge Energy, Inc. 7.000%, 12/31/20495, 6	129,494
		1,073,841

	FINANCIAL – 0.7%
4,994	2010 Swift Mandatory Common Exchange Security Trust 6.000%, 12/31/20134, 5, 6	89,486
6,228	Alexandria Real Estate Equities, Inc. 7.000%, 12/31/20495, 6	158,425
735	AMG Capital Trust I 5.100%, 4/15/20365, 6	48,923
3,910	AMG Capital Trust II 5.150%, 10/15/20375	236,311
104	Bank of America Corp. 7.250%, 12/31/20495, 6	112,086

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIAL (Continued)
4,403	Health Care REIT, Inc. 6.500%, 12/31/20495, 6	$261,291
3,796	iStar Financial, Inc. 4.500%, 12/31/20492, 5, 6	216,372
1,399	KeyCorp 7.750%, 12/31/20495, 6	180,471
4,977	MetLife, Inc. 5.000%, 3/26/20145	142,989
105	OFG Bancorp (Puerto Rico) 8.750%, 12/31/20495, 6	158,301
134	Wintrust Financial Corp. 5.000%, 12/31/20495, 6	158,405
		1,763,060

	TOTAL PREFERRED STOCKS (Cost $3,623,870)	4,279,042

	CLOSED-END FUND – 0.0%
2,414	Nuveen Dividend Advantage Municipal Income Fund	30,779

	TOTAL CLOSED-END FUNDS (Cost $31,127)	30,779

	EXCHANGE-TRADED FUNDS – 0.8%
10,000	iShares MSCI All Country Asia ex Japan ETF	602,100
5,000	iShares MSCI EAFE ETF	329,400
10,000	PowerShares Buyback Achievers Portfolio	408,000
5,000	Vanguard FTSE Europe ETF	283,900
5,000	Vanguard FTSE Pacific ETF	308,600

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,718,500)	1,932,000

Number of Contracts

	PURCHASED OPTION CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	EQUITY – 0.0%
	Arrow Electronics, Inc.
12	Exercise Price: $47.50, Expiration Date: November 16, 2013	1,590
	Foster Wheeler A.G.
146	Exercise Price: $28.00, Expiration Date: November 16, 2013	8,249
	Garmin Ltd.
12	Exercise Price: $49.00, Expiration Date: November 16, 2013	300
	II-VI, Inc.
29	Exercise Price: $20.00, Expiration Date: November 16, 2013	—
1	Exercise Price: $20.00, Expiration Date: December 21, 2013	—

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTION CONTRACTS (Continued)
	CALL OPTIONS (Continued)
	EQUITY (Continued)
	Martin Marietta Materials, Inc.
1	Exercise Price: $100.00, Expiration Date: November 16, 2013	$165
	Mohawk Industries, Inc.
12	Exercise Price: $130.00, Expiration Date: November 16, 2013	7,320
6	Exercise Price: $135.00, Expiration Date: November 16, 2013	2,100
	NVIDIA Corp.
223	Exercise Price: $16.00, Expiration Date: November 16, 2013	3,791
	PMC - Sierra, Inc.
119	Exercise Price: $7.00, Expiration Date: December 21, 2013	—
	RealD, Inc.
13	Exercise Price: $7.50, Expiration Date: November 16, 2013	195
	Skyworks Solutions, Inc.
238	Exercise Price: $24.00, Expiration Date: November 16, 2013	45,815
24	Exercise Price: $25.00, Expiration Date: November 16, 2013	2,700
	Tempur Sealy International, Inc.
36	Exercise Price: $40.00, Expiration Date: November 16, 2013	7,110
36	Exercise Price: $38.00, Expiration Date: November 16, 2013	10,350
36	Exercise Price: $41.00, Expiration Date: November 16, 2013	5,760
	Willbros Group, Inc.
60	Exercise Price: $10.00, Expiration Date: November 16, 2013	2,250
		97,695

	TOTAL CALL OPTIONS (Cost $104,495)	97,695

	PUT OPTIONS – 0.0%
	EQUITY – 0.0%
	Buffalo Wild Wings, Inc.
48	Exercise Price: $125.00, Expiration Date: November 16, 2013	480
	Circor International, Inc.
3	Exercise Price: $65.00, Expiration Date: November 16, 2013	—
	Gulfport Energy Corp.
18	Exercise Price: $62.50, Expiration Date: November 16, 2013	8,820
	iShares iBoxx $High Yield Corporate Bond
300	Exercise Price: $90.00, Expiration Date: November 16, 2013	3,000
	MSC Industrial Direct Co.
11	Exercise Price: $80.00, Expiration Date: November 16, 2013	4,620
	Noodles & Co.
12	Exercise Price: $40.00, Expiration Date: November 16, 2013	2,010
60	Exercise Price: $45.00, Expiration Date: November 16, 2013	24,000
	Sirius XM Radio, Inc.
111	Exercise Price: $3.00, Expiration Date: January 18, 2014	277
120	Exercise Price: $3.50, Expiration Date: January 18, 2014	1,440
	SPDR S&P 500 ETF Trust

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTION CONTRACTS (Continued)
	PUT OPTIONS (Continued)
	EQUITY (Continued)
300	Exercise Price: $165.00, Expiration Date: November 16, 2013	$3,750
150	Exercise Price: $172.00, Expiration Date: November 16, 2013	7,725
	Teradyne, Inc.
36	Exercise Price: $15.00, Expiration Date: November 16, 2013	—
		56,122

	TOTAL PUT OPTIONS (Cost $158,183)	56,122

	TOTAL PURCHASED OPTION CONTRACTS (Cost $262,678)	153,817

	TOTAL INVESTMENTS – 85.7% (Cost $205,174,018)	211,785,002
	Other Assets in Excess of Liabilities – 14.3%	35,201,143

	TOTAL NET ASSETS – 100.0%	$246,986,145

Principal Amount

	SECURITIES SOLD SHORT – (16.7)%
	BONDS – (8.3)%
	CORPORATE – (2.9)%
	BASIC MATERIALS – (0.8)%
$(1,000,000)	Alcoa, Inc. 6.750%, 7/15/2018	(1,115,544)
(221,000)	AngloGold Ashanti Holdings PLC (Isle of Man) 8.500%, 7/30/20202	(237,575)
(500,000)	Momentive Performance Materials, Inc. 8.875%, 10/15/20202	(531,250)
		(1,884,369)

	CONSUMER, CYCLICAL – (0.3)%
(127,000)	Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope 8.000%, 10/1/20202, 4	(127,635)
(500,000)	Interface, Inc. 7.625%, 12/1/20182	(546,250)
		(673,885)

	CONSUMER, NON-CYCLICAL – (1.0)%
(500,000)	ADT Corp. 6.250%, 10/15/20214	(531,250)
(1,000,000)	CHS/Community Health Systems, Inc. 7.125%, 7/15/20202	(1,053,750)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Principal Amount		Value

	SECURITIES SOLD SHORT (Continued)
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
$(500,000)	DJO Finance LLC / DJO Finance Corp. 7.750%, 4/15/20182	$(507,500)
(250,000)	HealthSouth Corp. 5.750%, 11/1/20242	(249,375)
		(2,341,875)

	ENERGY – (0.1)%
(130,000)	Kinder Morgan, Inc. 5.625%, 11/15/20234	(130,853)
(127,000)	Rockies Express Pipeline LLC 6.000%, 1/15/20194	(113,347)

		(244,200)

	INDUSTRIAL – (0.2)%
(500,000)	Berry Plastics Corp. 9.500%, 5/15/20182	(545,000)

	TECHNOLOGY – (0.1)%
(250,000)	SunGard Data Systems, Inc. 6.625%, 11/1/20192	(262,500)

	UTILITIES – (0.4)%
(1,000,000)	Calpine Corp. 7.875%, 1/15/20232, 4	(1,092,500)

	TOTAL CORPORATE (Proceeds $6,997,535)	(7,044,329)

	U.S. GOVERNMENT – (5.4)%
(194,000)	United States Treasury Bond 2.875%, 5/15/2043	(166,355)
	United States Treasury Note
(12,500,000)	0.250%, 9/30/2015	(12,489,500)
(472,000)	1.375%, 9/30/2018	(473,770)
(259,000)	2.500%, 8/15/2023	(257,948)

	TOTAL U.S. GOVERNMENT (Proceeds $13,370,736)	(13,387,573)

	TOTAL BONDS (Proceeds $20,368,271)	(20,431,902)

Number of Shares

	COMMON STOCKS – (7.5)%
	BASIC MATERIALS – (0.3)%
(5,236)	ArcelorMittal (Luxembourg)	(82,519)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	BASIC MATERIALS (Continued)
(19,312)	B2Gold Corp. (Canada)*	$(47,701)
(5,808)	Horsehead Holding Corp.*	(84,274)
(480)	Sesa Sterlite Ltd. - ADR (India)*	(6,192)
(12,640)	Stillwater Mining Co.*	(137,902)
(5,808)	Valspar Corp.	(406,386)
		(764,974)

	COMMUNICATIONS – (0.9)%
(19,288)	Aruba Networks, Inc.*	(361,843)
(4,315)	Blucora, Inc.*	(101,963)
(6,095)	Ciena Corp.*	(141,831)
(658)	Ctrip.com International Ltd. - ADR (China)*	(35,697)
(697)	Equinix, Inc.*	(112,552)
(4,025)	Interpublic Group of Cos., Inc.	(67,620)
(9,234)	IPG Photonics Corp.	(611,937)
(13,208)	Iridium Communications, Inc.*	(79,644)
(263)	Move, Inc.*	(4,463)
(750)	Qihoo 360 Technology Co., Ltd. - ADR (China)*	(61,980)
(2,005)	SBA Communications Corp. - Class A*	(175,377)
(33,408)	Sirius XM Radio, Inc.	(125,948)
(294)	Time Warner Cable, Inc.	(35,324)
(1,179)	Time Warner, Inc.	(81,044)
(3,242)	VeriSign, Inc.*	(175,976)
(527)	WebMD Health Corp.*	(18,561)
		(2,191,760)

	CONSUMER, CYCLICAL – (2.0)%
(3,641)	Beacon Roofing Supply, Inc.*	(126,379)
(6,593)	Bob Evans Farms, Inc.	(376,394)
(7,551)	Callaway Golf Co.	(63,655)
(1,970)	Carter's, Inc.	(136,226)
(14,190)	Chico's FAS, Inc.	(243,359)
(1,200)	Chipotle Mexican Grill, Inc.*	(632,364)
(2,984)	Columbia Sportswear Co	(199,540)
(5,496)	DR Horton, Inc.	(104,149)
(5,643)	Goodyear Tire & Rubber Co.	(118,390)
(5,304)	Hawaiian Holdings, Inc.*	(43,758)
(2,500)	Iconix Brand Group, Inc.*	(90,225)
(11,062)	Interface, Inc.	(224,006)
(8,856)	JetBlue Airways Corp.*	(62,789)
(2,476)	KB Home	(42,018)
(5,350)	Lennar Corp. - Class A	(190,193)
(15,893)	LKQ Corp.*	(524,946)
(1,211)	Meritage Homes Corp.*	(54,967)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(5,958)	Meritor, Inc.*	$(40,931)
(5,337)	MSC Industrial Direct Co., Inc. - Class A	(407,587)
(5,191)	Noodles & Co.*	(227,314)
(2,411)	Ryland Group, Inc.	(96,922)
(11,297)	Sonic Automotive, Inc. - Class A	(251,697)
(12,877)	Standard Pacific Corp.*	(102,115)
(5,572)	Steven Madden Ltd.*	(204,381)
(349)	Tesla Motors, Inc.*	(55,819)
(549)	Titan Machinery, Inc.*	(9,684)
(1,173)	Toll Brothers, Inc.*	(38,568)
(1,054)	United Continental Holdings, Inc.*	(35,783)
(4,154)	WESCO International, Inc.*	(355,001)
		(5,059,160)

	CONSUMER, NON-CYCLICAL – (0.9)%
(1,892)	Alere, Inc.*	(63,817)
(567)	Ascent Capital Group, Inc. - Class A*	(47,866)
(183)	BioMarin Pharmaceutical, Inc.*	(11,496)
(1,066)	Bunge Ltd.	(87,551)
(2,934)	Capella Education Co.*	(178,739)
(5,702)	CBIZ, Inc.*	(46,528)
(747)	Chiquita Brands International, Inc.*	(7,731)
(2,920)	Cubist Pharmaceuticals, Inc.*	(181,040)
(2,246)	Endo Health Solutions, Inc.*	(98,218)
(5,113)	Exelixis, Inc.*	(25,207)
(3,323)	HealthSouth Corp.	(116,671)
(303)	Illumina, Inc.*	(28,334)
(3,463)	Incyte Corp. Ltd.*	(135,057)
(3,268)	Isis Pharmaceuticals, Inc.*	(108,726)
(2,581)	Medicines Co.*	(87,548)
(5,700)	Omnicare, Inc.	(314,355)
(4,311)	PHH Corp.*	(103,680)
(1,462)	Post Holdings, Inc.*	(62,793)
(4,338)	ServiceSource International, Inc.*	(46,937)
(3,478)	Theravance, Inc.*	(127,434)
(2,137)	Universal Corp.	(113,325)
(4,031)	Wright Medical Group, Inc.*	(109,522)
		(2,102,575)

	DIVERSIFIED – 0.0%
(582)	Leucadia National Corp.	(16,494)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ENERGY – (0.6)%
(1,259)	Alon USA Energy, Inc.	$(15,209)
(1,850)	BPZ Resources, Inc.*	(3,719)
(5,893)	Chesapeake Energy Corp.	(164,768)
(1,003)	Cobalt International Energy, Inc.*	(23,280)
(5,039)	Energy XXI Bermuda Ltd. (Bermuda)	(146,433)
(1,529)	Goodrich Petroleum Corp.*	(35,763)
(609)	Green Plains Renewable Energy, Inc.	(9,823)
(5,434)	Gulfport Energy Corp.*	(318,921)
(5,002)	Newpark Resources, Inc.*	(63,776)
(2,706)	Pacific Drilling S.A. (Luxembourg)*	(30,767)
(21,581)	Penn Virginia Corp.*	(183,654)
(6,733)	Sanchez Energy Corp.*	(191,958)
(12,740)	SandRidge Energy, Inc.*	(80,772)
(237)	SolarCity Corp.*	(12,627)
(33,335)	Vantage Drilling Co.*	(59,336)
(6,454)	Western Refining, Inc.	(208,271)
		(1,549,077)

	FINANCIAL – (1.0)%
(618)	Affiliated Managers Group, Inc.*	(122,018)
(788)	Alexandria Real Estate Equities, Inc. - REIT	(51,835)
(6,386)	American Equity Investment Life Holding Co.	(133,084)
(3,635)	Amtrust Financial Services, Inc.	(139,439)
(219)	Bank of America Corp.	(3,057)
(3,102)	DFC Global Corp.*	(37,534)
(2,537)	Encore Capital Group, Inc.*	(123,932)
(4,041)	Forest City Enterprises, Inc. - Class A*	(81,871)
(3,031)	Forestar Group, Inc.*	(67,682)
(2,575)	Health Care REIT, Inc. - REIT	(166,989)
(88,297)	Hersha Hospitality Trust - REIT	(500,644)
(14,726)	iStar Financial, Inc. - REIT*	(185,989)
(2,132)	KeyCorp	(26,714)
(9,565)	Meadowbrook Insurance Group, Inc.	(63,512)
(4,787)	MetLife, Inc.	(226,473)
(1,857)	MGIC Investment Corp.*	(15,116)
(7,606)	OFG Bancorp (Puerto Rico)	(112,645)
(1,127)	Portfolio Recovery Associates, Inc.*	(67,000)
(10,402)	Radian Group, Inc.	(151,557)
(1,889)	Walter Investment Management Corp.*	(71,347)
(2,643)	Wintrust Financial Corp.	(114,997)
		(2,463,435)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIAL – (1.0)%
(3,059)	Aptargroup, Inc.	$(196,265)
(4,551)	C.H. Robinson Worldwide, Inc.	(271,877)
(18,560)	Cemex S.A.B. de C.V. - ADR (Mexico)*	(196,365)
(1,965)	CIRCOR International, Inc.	(144,958)
(137)	FARO Technologies, Inc.*	(6,508)
(4,855)	General Cable Corp.	(159,875)
(65,702)	Headwaters, Inc.*	(573,579)
(8,119)	MasTec, Inc.*	(259,564)
(13,164)	National Instruments Corp.	(382,414)
(4,033)	Swift Transportation Co.*	(87,879)
(6,511)	Vishay Intertechnology, Inc.*	(79,890)
		(2,359,174)

	TECHNOLOGY – (0.8)%
(4,067)	Allscripts Healthcare Solutions, Inc.*	(56,247)
(6,425)	Bottomline Technologies de, Inc.*	(201,873)
(13,964)	Cadence Design Systems, Inc.*	(181,113)
(1,628)	Concur Technologies, Inc.*	(170,289)
(3,608)	Cypress Semiconductor Corp.	(33,482)
(1,475)	Electronic Arts, Inc.*	(38,719)
(4,517)	Lam Research Corp.*	(244,957)
(19,705)	Lattice Semiconductor Corp.*	(101,087)
(416)	Medidata Solutions, Inc.*	(45,889)
(6,652)	Microchip Technology, Inc.	(285,770)
(6,700)	Micron Technology, Inc.*	(118,456)
(1,455)	SanDisk Corp.	(101,122)
(7,152)	Spansion, Inc. - Class A*	(85,609)
(4,883)	Take-Two Interactive Software, Inc.*	(87,455)
(17,758)	Teradyne, Inc.*	(310,587)
		(2,062,655)
	TOTAL COMMON STOCKS (Proceeds $17,075,198)	(18,569,304)

	EXCHANGE-TRADED FUNDS – (0.9)%
(8,004)	Consumer Discretionary Select Sector SPDR Fund	(507,534)
(8,152)	iShares iBoxx $High Yield Corporate Bond ETF	(761,397)
(4,200)	SPDR S&P Retail ETF	(353,514)
(17,176)	Technology Select Sector SPDR Fund	(577,972)
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $2,107,940)	(2,200,417)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

Number of Contracts		Value

	SECURITIES SOLD SHORT (Continued)
	WRITTEN OPTION CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	EQUITY – 0.0%
	iShares iBoxx $High Yield Corporate Bond
(150)	Exercise Price: $93.00, Expiration Date: November 16, 2013	$(7,500)
	Mohawk Industries, Inc.
(12)	Exercise Price: $140.00, Expiration Date: November 16, 2013	(2,340)
	Skyworks Solutions, Inc.
(59)	Exercise Price: $26.00, Expiration Date: November 16, 2013	(3,245)
(24)	Exercise Price: $28.00, Expiration Date: November 16, 2013	(180)
	Tempur Sealy International, Inc.
(36)	Exercise Price: $43.00, Expiration Date: November 16, 2013	(3,420)
(36)	Exercise Price: $46.00, Expiration Date: November 16, 2013	(1,440)
		(18,125)
	TOTAL CALL OPTIONS (Proceeds $17,804)	(18,125)

	PUT OPTIONS – 0.0%
	EQUITY – 0.0%
	Buffalo Wild Wings, Inc.
(48)	Exercise Price: $115.00, Expiration Date: November 16, 2013	(192)
	Clean Harbors, Inc.
(12)	Exercise Price: $60.00, Expiration Date: November 16, 2013	(1,440)
	Gulfport Energy Corp.
(18)	Exercise Price: $57.50, Expiration Date: November 16, 2013	(3,420)
	iShares iBoxx $High Yield Corporate Bond
(300)	Exercise Price: $87.00, Expiration Date: November 16, 2013	—
	Lennox International, Inc.
(60)	Exercise Price: $75.00, Expiration Date: December 21, 2013	(7,050)
	Noodles & Co.
(12)	Exercise Price: $35.00, Expiration Date: November 16, 2013	(630)
(60)	Exercise Price: $40.00, Expiration Date: November 16, 2013	(10,050)
	SPDR S&P 500 ETF Trust
(43)	Exercise Price: $176.00, Expiration Date: November 16, 2013	(6,751)
(300)	Exercise Price: $155.00, Expiration Date: November 16, 2013	(1,350)
(200)	Exercise Price: $155.00, Expiration Date: December 21, 2013	(5,400)
		(36,283)
	TOTAL PUT OPTIONS (Proceeds $84,882)	(36,283)

	TOTAL WRITTEN OPTION CONTRACTS (Proceeds $102,686)	(54,408)

	TOTAL SECURITIES SOLD SHORT (Proceeds $39,654,095)	$(41,256,031)

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Variable, floating or step rate security.
2	Callable.
3	Illiquid security.
4
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

5	Convertible security.
6	All or a portion of this security is segregated as collateral for securities sold short.

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of October 31, 2013 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAPS

	Pay/(a)					Premium	Unrealized
Counterparty/	Receive	Fixed	Expiration		Notional	Paid	Appreciation/
Reference Entity	Fixed Rate	Rate	Date	Ccy	Amount	(Received)	(Depreciation)
J.P. Morgan
Advanced Micro Devices, Inc.	Receive	5.00%	12/20/18		$440,000	$(14,854)	$1,472
AK Steel Corp.	Receive	5.00	12/20/15		442,000	(17,680)	2,200
AK Steel Corp.	Pay	5.00	12/20/17		442,000	59,670	(5,384)
Alcoa, Inc.	Pay	1.00	12/20/18		357,000	23,750	(950)
Barrick Gold Corp.	Receive	1.00	12/20/18		755,000	(46,961)	1,277
General Electric Capital Corp.	Receive	1.00	9/20/18		271,000	4,093	(2)
K Hovnanian Enterprises, Inc.	Receive	5.00	9/20/18		379,000	3,039	357
Markit CDX.NA.
High Yield Series 20 Index	Pay	5.00	6/20/18		2,500,000	(171,250)	(33,949)
High Yield Series 21 Index	Pay	5.00	12/20/18		2,000,000	(97,500)	(45,387)
Newmont USA Ltd.	Receive	1.00	12/20/18		481,000	(36,113)	13,660
Sprint Communications, Inc.	Receive	5.00	12/20/18		275,000	24,310	1,293
Toll Brothers, Inc.	Receive	1.00	12/20/18		442,000	(14,238)	(814)
TOTAL CREDIT DEFAULT SWAPS						$(283,734)	$(66,227)

a
If Palmer Square Absolute Return Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument. If Palmer Square Absolute Return Fund is receiving a fixed rate, Palmer Square Absolute Return Fund acts as guarantor of the variable instrument.

SWAPTIONS
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

						Premium
Counterparty/	Buy/Sell	Exercise	Expiration		Notional	Paid	Market
Description	Protection	Price	Date	Ccy	Amount	(Received)	Value
J.P. Morgan
Markit CDX.NA.HY.21
Call - 5 Year Index	Sell	$106.00	11/20/13		$1,250,000	$(3,125)	$(8,937)
Put - 5 Year Index	Sell	100.00	11/20/13		2,500,000	(6,250)	—
Put - 5 Year Index	Buy	103.00	11/20/13		2,500,000	19,375	1,800
Put - 5 Year Index	Buy	105.00	12/18/13		2,145,000	4,097	14,908
Markit CDX.NA.IG.21
Put - 5 Year Index	Buy	85.00	12/18/13		8,939,000	8,403	6,466
TOTAL CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES						$22,500	$14,237

INTEREST RATE SWAPTIONS

	Floating	Pay/Receive
Counterparty/	Rate	Floating	Exercise	Expiration		Notional	Premium	Market
Description	Index	Rate	Rate	Date	Ccy	Amount	Paid	Value
J.P. Morgan
Put - OTC 10-Year	3-Month USD-LIBOR-BBA	Receive	5.91	7/8/16		$100,000	$4,260	$1,060
TOTAL INTEREST RATE SWAPTIONS							$4,260	$1,060

INTEREST RATE CAP OPTION

	Floating	Pay/Receive
Counterparty/	Rate	Floating	Cap	Expiration		Notional	Premium	Market
Description	Index	Rate	Rate	Date	Ccy	Amount	Paid	Value
J.P. Morgan
Put - OTC 2 Year	USD-LIBOR-BBA	Receive	0.48538	10/15/15		$12,500,000	$46,250	$37,120
TOTAL INTEREST RATE CAP OPTION							$46,250	$37,120

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
SUMMARY OF INVESTMENTS
As of October 31, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bank Loans	2.8%
Bonds
Asset-Backed Securities	56.7%
Corporate	17.0%
Municipal	0.1%
Total Bonds	73.8%
Common Stocks
Communications	0.3%
Consumer, Cyclical	1.8%
Consumer, Non-cyclical	1.4%
Energy	0.2%
Financial	0.1%
Industrial	2.2%
Technology	0.6%
Total Common Stocks	6.6%
Preferred Stocks
Basic Materials	0.0%
Communications	0.1%
Consumer, Cyclical	0.1%
Consumer, Non-cyclical	0.4%
Energy	0.4%
Financial	0.7%
Total Preferred Stocks	1.7%
Closed-End Funds	0.0%
Exchange-Traded Funds	0.8%
Purchased Option Contracts
Call Options	0.0%
Put Options	0.0%
Total Purchased Option Contracts	0.0%
Total Investments	85.7%
Other Assets in Excess of Liabilities	14.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
STATEMENT OF ASSETS AND LIABILITIES
As of October 31, 2013 (Unaudited)

Assets:
Investments, at value (cost $204,911,340)	$211,631,185
Purchased options, at value (cost $262,678)	153,817
Total investments, at value (cost $205,174,018)	211,785,002
Purchased interest rate cap option, at value (cost $46,250)	37,120
Purchased swaptions, at value (cost $36,135)	24,234
Foreign currency, at value (cost $72,887)	72,984
Cash	81,352,867
Collateral held at custodian for the benefit of brokers	1,518,000
Segregated cash at Broker	575,060
Receivables:
Investment securities sold	4,738,498
Fund shares sold	249,401
Premiums paid on open swap contracts	114,863
Unrealized appreciation on open swap contracts	20,259
Dividends and interest	1,731,805
Prepaid expenses	33,587
Total assets	302,253,680

Liabilities:
Securities sold short, at value (proceeds $39,551,409)	41,201,623
Written options, at value (proceeds $102,686)	54,408
Written swaptions, at value (proceeds $9,375)	8,937
Foreign currency due to custodian, at value (proceeds $83,695)	83,846
Payables:
Investment securities purchased	12,509,208
Fund shares redeemed	77,315
Advisory fees	378,963
Shareholder Servicing fees (Note 6)	19,924
Distribution fees - Class A (Note 7)	11,066
Premiums received on open swap contracts	398,596
Unrealized depreciation on open swap contracts	86,486
Variation margin	161,546
Dividends and interest on securities sold short	120,984
Fund accounting fees	54,341
Fund administration fees	30,788
Auditing fees	19,009
Transfer agent fees and expenses	14,404
Legal fees	10,026
Chief Compliance Officer fees	5,476
Custody fees	5,459
Accrued other expenses	15,130
Total liabilities	55,267,535

Net Assets	$246,986,145

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of October 31, 2013 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$238,021,621
Accumulated net investment income	1,785,452
Accumulated net realized loss on investments, purchased options, securities sold short, futures, written options, swaptions, swap contracts,
repurchase agreements, forward contracts and foreign currency transactions	2,418,274
Net unrealized appreciation (depreciation) on:
Investments	6,719,845
Purchased options	(117,991)
Securities sold short	(1,650,214)
Futures, written options, swaptions and swap contracts	(190,788)
Foreign currency translations	(54)
Net Assets	$246,986,145

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$218,786,152
Shares of beneficial interest issued and outstanding	21,681,260
Offering and redemption price per share	$10.09

Class A Shares:
Net assets applicable to shares outstanding	$28,199,993
Shares of beneficial interest issued and outstanding	2,807,123
Redemption price1	10.05
Maximum sales charge (5.75% of offering price)2	0.61
Maximum offering price to public	$10.66

1
No sales charge applies on investments of $1 million or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

2	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign tax withholding of $828)	$387,944
Interest (net of foreign tax withholding of $153)	5,666,007
Total investment income	6,053,951

Expenses:
Advisory fees	2,087,625
Dividends on securities sold short (net of foreign tax withholding of $0)	232,049
Brokerage expense	508,033
Fund accounting fees	135,381
Administration fees	115,410
Interest on securities sold short	122,748
Shareholder Servicing fees (Note 6)	94,214
Registration fees	32,388
Custody fees	46,033
Transfer agent fees and expenses	31,720
Chief Compliance Officer fees	20,437
Distribution fees - Class A (Note 7)	30,221
Miscellaneous	8,464
Auditing fees	19,183
Shareholder reporting fees	13,765
Legal fees	11,957
Trustees' fees and expenses	3,996
Insurance fees	1,517
Total expenses	3,515,141
Advisory fees recovered	61,110
Net expenses	3,576,251
Net investment income	2,477,700

Realized and Unrealized Gain (Loss) on investments, purchased options, securities sold short, futures, written options, swaptions, swap contracts, repurchase agreements, forward contracts and foreign currency:
Net realized gain (loss) on:
Investments	9,783,815
Purchased options	(458,463)
Securities sold short	(4,638,832)
Futures, written options, swaptions and swap contracts	152,124
Forward foreign currency exchange contracts	(76,328)
Foreign currency transactions	249,740
Net realized gain	5,012,056
Net change in unrealized appreciation/depreciation on:
Investments	(3,408,409)
Purchased options	140,119
Securities sold short	1,019,349
Futures, written options, swaptions and swap contracts	359,819
Forward foreign currency exchange contracts	(174,200)
Foreign currency translations	(32,019)
Net change in unrealized appreciation/depreciation	(2,095,341)
Net realized and unrealized gain on investments, purchased options, securities sold short, futures, written options, swaptions, swap contracts,
repurchase agreements, forward contracts and foreign currency	2,916,715

Net Increase in Net Assets from Operations	$5,394,415

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended
	October 31, 2013	Year Ended
	(Unaudited)	April 30, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,477,700	$1,086,445
Net realized gain (loss) on investments, purchased options,
securities sold short, futures, written options,
swaptions, swap contracts, forward contracts and foreign currency	5,012,056	(305,267)
Net change in unrealized appreciation/depreciation on
investments, purchased options, securities sold short, futures, written options,
swaptions, swap contracts, repurchase agreements, forward contracts and foreign currency	(2,095,341)	4,355,314
Net increase in net assets resulting from operations	5,394,415	5,136,492

Distributions to Shareholders:
From net investment income:
Class I	−	(453,538)
Class A	−	(14,329)
Total distributions to shareholders	−	(467,867)

Capital Transactions:
Net proceeds from shares sold:
Class I	30,722,715	118,038,305
Class A	7,646,231	15,227,110
Reinvestment of distributions:
Class I	−	403,934
Class A	−	13,112
Cost of shares redeemed:
Class I	(18,238,502)	(43,859,643)
Class A	(1,495,775)	(5,069,441)
Net increase from capital transactions	18,634,669	84,753,377

Total increase in net assets	24,029,084	89,422,002

Net Assets:
Beginning of period	222,957,061	133,535,059
End of period	$246,986,145	$222,957,061

Accumulated net investment income (loss)	$1,785,452	$(692,248)

Capital Share Transactions:
Shares sold:
Class I	3,085,570	12,260,224
Class A	769,883	1,586,022
Shares reinvested:
Class I	−	42,120
Class A	−	1,370
Shares redeemed:
Class I	(1,826,811)	(4,527,061)
Class A	(150,984)	(526,222)

Net increase in capital share transactions	1,877,658	8,836,453

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended October 31, 2013 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$5,394,415
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(237,745,351)
Sales of long-term portfolio investments	257,670,097
Proceeds from securities sold short	108,669,483
Cover short securities	(116,236,547)
Purchases of short-term investments	(3,337,638)
Sales of short-term investments	3,478,838
Decrease in investment securities sold receivable	10,180,705
Decrease in premiums paid on open swap contracts	1,651,767
Increase in dividends and interest receivable	(220,932)
Decrease in prepaid expenses	12,760
Decrease in investment securities purchased	(1,656,457)
Increase in advisory fees	74,252
Increase in Shareholder Servicing fees	9,690
Increase in Distribution fees	6,728
Decrease in premiums received on open swap contracts	(465,201)
Increase in variation margin	69,424
Increase in dividends on securities sold short and interest expense	88,294
Decrease in fund accounting fees	(7,456)
Decrease in administration fees	(499)
Decrease in auditing fees	(16,110)
Decrease in transfer agent fees	(1,032)
Increase in legal fees	6,808
Increase in Chief Compliance Officer fees	4,906
Increase in custody fees	15,618
Decrease in accrued other expenses	(4,595)
Net amortization on investments	139,134
Net realized gain	(4,756,266)
Net change in unrealized appreciation/depreciation	2,002,330
Net cash provided by operating activities	25,027,165
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	38,234,147
Cost of shares redeemed	(19,680,316)
Net cash provided by financing activities	18,553,831

Net increase in cash	43,580,996

Cash:
Beginning of period	39,854,069
End of period	$83,435,065

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
FINANCIAL HIGHLIGHTS – Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2013		Year Ended	For the Period May 17, 2011* through
	(Unaudited)		April 30, 2013	April 30, 2012

Net asset value, beginning of period	$9.86		$9.70	$10.00
Income from Investment Operations:
Net investment income (loss)1	0.11		0.06	(0.08)
Net realized and unrealized gain (loss) on
investments and foreign currency	0.12		0.12	(0.22)
Total from investment operations	0.23		0.18	(0.30)
Less Distributions:
From net investment income	−		(0.02)	−
Total distributions	−		(0.02)	−

Net asset value, end of period	$10.09		$9.86	$9.70

Total return4	2.33%	2	1.90%	(3.00)%	2

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$218,786		$201,442	$122,632

Ratio of expenses to average net assets:
Before fees waived/recovered	2.92%	3	3.01%	3.72%	3
After fees waived/recovered	2.97%	3	2.84%	3.11%	3
Ratio of expenses to average net assets
(excluding dividends and interest on securities sold short and brokerage expense):
Before fees waived/recovered	2.20%	3	2.42%	2.86%	3
After fees waived/recovered	2.25%	3	2.25%	2.25%	3
Ratio of net investment income (loss) to average net assets:
Before fees waived/recovered	2.15%	3	0.46%	(1.49)%	3
After fees waived/recovered	2.10%	3	0.63%	(0.88)%	3
Ratio of net investment income (loss) to average net assets:
(excluding dividends and interest on securities sold short and brokerage expense):
Before fees waived/recovered	2.88%	3	1.04%	(0.64)%	3
After fees waived/recovered	2.83%	3	1.21%	(0.03)%	3
Portfolio turnover rate	108%	3, 5	317%	490%	3, 5

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Not annualized.
3	Annualized.
4
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5
Please note that the portfolio turnover figures shown above are calculated in accordance with Item 13 of Form N-1A which exclude cash, securities, including options, futures, and cash held against other derivatives whose maturities or expiration dates at the time of acquisition were one year or less. Also not included is notional values of certain derivative contracts.  Had the turnover ratio included cash, options and related derivative trading activities, the Fund’s advisor believes the ratio would have been lowered.

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
FINANCIAL HIGHLIGHTS – Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended October 31, 2013		Year Ended		For the Period May 17, 2011* through
	(Unaudited)		April 30, 2013		April 30, 2012

Net asset value, beginning of period	$9.83		$9.67		$10.00
Income from Investment Operations:
Net investment income (loss)1	0.09		0.04		(0.10)
Net realized and unrealized gain (loss) on
investments and foreign currency	0.13		0.13		(0.23)
Total from investment operations	0.22		0.17		(0.33)
Less Distributions:
From net investment income	−		(0.01)		−
Total distributions	−		(0.01)		−

Net asset value, end of period	$10.05		$9.83		$9.67

Total return4	2.24%	2	1.73%		(3.30)%	2

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,200		21,515		$10,903

Ratio of expenses to average net assets:
Before fees waived/recovered	3.17%	3	3.26%		3.97%	3
After fees waived/recovered	3.22%	3	3.09%		3.36%	3
Ratio of expenses to average net assets
(excluding dividends and interest on securities sold short and brokerage expense):
Before fees waived/recovered	2.45%	3	2.67%		3.11%	3
After fees waived/recovered	2.50%	3	2.50%		2.50%	3
Ratio of net investment loss to average net assets:
Before fees waived/recovered	1.90%	3	0.21%		(1.74)%	3
After fees waived/recovered	1.85%	3	0.38%		(1.13)%	3
Ratio of net investment income (loss) to average net assets:
(excluding dividends and interest on securities sold short and brokerage expense):
Before fees waived/recovered	2.63%	3	0.79%		(0.89)%	3
After fees waived/recovered	2.58%	3	0.96%		(0.28)%	3
Portfolio turnover rate	108%	3, 5	317%	5	490%	3, 5

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Not annualized.
3	Annualized.
4
Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions of Class A shares made within one year of purchase. If the sales load or CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5
Please note that the portfolio turnover figures shown above are calculated in accordance with Item 13 of Form N-1A which exclude cash, securities, including options, futures, and cash held against other derivatives whose maturities or expiration dates at the time of acquisition were one year or less. Also not included is notional values of certain derivative contracts.  Had the turnover ratio included cash, options and related derivative trading activities, the Fund’s advisor believes the ratio would have been lowered.

See accompanying Notes to Financial Statements.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2013 (Unaudited)

Note 1 – Organization
Palmer Square Absolute Return Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek capital appreciation with an emphasis on absolute (positive) returns and low correlation to the broader equity and bond markets.  The Fund commenced investment operations on May 17, 2011, with two classes of shares, Class I and Class A.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Repurchase Agreements
The Fund may enter into transactions with financial institutions such as banks and broker-dealers deemed to be creditworthy by the Advisor or relevant Sub-Advisor pursuant to term repurchase agreements.  Pursuant to such agreements, the Fund agrees to sell (“seller”) to the other party (“buyer”) securities or financial instruments against the payment of the purchase price by buyer to seller, with a simultaneous agreement by the buyer to resell securities equivalent to such securities at a mutually agreed upon date or on demand and price (“sell/buy back transactions”).  The Fund as seller is required to provide collateral to buyer equal to the value of the underlying securities of the repurchase price under the agreement.  The Fund may also enter into such transactions as buyer (“buy/sell back transactions”).  The repurchase price generally equals the purchase price plus negotiated interest rates.  In a sell/buy back transaction, the seller transfers securities to buyer against the payment of the purchase

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013 (Unaudited)

price by buyer.  On the repurchase date, buyer transfers to seller equivalent securities against the payment of the repurchase price by seller.  If the counterparty defaults on its repurchase obligation, the Fund will suffer a loss to the extent that price of the underlying securities is less than the proceeds held by the counterparty.  Bankruptcy or insolvency of the defaulting counterparty may cause the Fund's rights with respect to such securities or proceeds to be delayed or limited.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(e) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013 (Unaudited)

(f) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility.  In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

The Fund may also enter into the purchase or sale of related caps, floors and collars.  The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations or to protect against any increase in the price of securities it anticipates purchasing at a later date.  Swaps may be used in conjunction with other instruments to offset interest rate, currency or other underlying risks.  For example, interest rate swaps may be offset with "caps," "floors" or "collars".  A "cap" is essentially a call option which places a limit on the amount of floating rate interest that must be paid on a certain principal amount.  A "floor" is essentially a put option which places a limit on the minimum amount that would be paid on a certain principal amount.  A "collar" is essentially a combination of a long cap and a short floor where the limits are set at different levels.

Transactions in option contracts written for the six months ended October 31, 2013 were as follows:
	Number of Contracts	Premiums Received
Outstanding at May 1, 2013	10,003,158	$355,774
Options written	4,540,027	860,674
Options terminated in closing purchasing transactions	(14,277,098)	(364,381)
Options expired	(262,466)	(572,867)
Options exercised	(2,251)	(176,514)
Outstanding at October 31, 2013	1,370	$102,686

Transactions in swaptions written for the six months ended October 31, 2013 were as follows:
	Notional Value of Contracts	Premiums Received
Outstanding at May 1, 2013	5,706,000	$40,111
Options written	48,750,000	201,375
Options terminated in closing purchasing transactions	(8,206,000)	(36,361)
Options expired	(42,500,000)	(195,750)
Options exercised	-	-
Outstanding at October 31, 2013	3,750,000	$9,375

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013 (Unaudited)

(g) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities.  A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying stocks in the index is made.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments.  The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction.  Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.  There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The Fund had the following futures contracts open at October 31, 2013:
Number of Contracts	Description	Expiration Date	Unrealized Appreciation (Depreciation)
(35)	U.S. Treasury 5-Year Note (CBT)	December, 2013	$(112,195)
(75)	U.S. Treasury 10-Year Note (CBT)	December, 2013	(49,181)
			$(161,376)

(h) Exchange Traded Notes
Exchange Traded Notes (“ETNs”) are debt securities that combine certain aspects of Exchange Traded Funds (“ETFs”) and bonds.  ETNs are not investment companies and thus are not regulated under the 1940 Act.  ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer.  ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

(i) Total Return Swap Contracts
The Fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure and to manage exposure to specific sectors or industries and to gain exposure to specific markets/countries and to specific sectors/industries.  To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty.  Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013 (Unaudited)

underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.  The fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(j) Credit Default Swap Contracts
The Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities.  In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity.  Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration.  An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books.  An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books.  Periodic payments received or paid by the fund are recorded as realized gains or losses.  The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations.  The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

(k) Interest Rate Swap Contracts
The Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates.  An interest rate swap can be purchased or sold with an upfront premium.  An upfront payment received by the fund is recorded as a liability on the fund’s books.  An upfront payment made by the fund is recorded as an asset on the fund’s books.  Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss.  Payments received or made are recorded as realized gains or losses.  The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.  The fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

(l) Currency Swap Contracts
The Fund may enter into currency swap agreements, which are similar to interest rate swaps except that they involve multiple currencies.  The Fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency.  Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest.  Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract.  In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed.  Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013 (Unaudited)

(m) Other
The Fund may purchase participations in commercial loans.  Such investments may be secured or unsecured.  Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.  The Fund may participate in such syndications, or can buy part of a loan, becoming a part lender.  When purchasing indebtedness and loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary.  The indebtedness and loan participations in which the Fund intends to invest may not be rated by any nationally recognized rating service.

In addition, the Fund may enter into, or acquire participations in, delayed funding loans and revolving credit facilities.  Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term.  A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility.  Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.  These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid).  To the extent that the Fund is committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.

(n) Counterparty Risks
The Fund may be exposed to counterparty risk on institution or other entity with which the Fund has unsettled or open transactions.  Although the Fund expects to enter into transactions only with counterparties believed by the Advisor or relevant Sub-Advisor to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.  The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties.  The Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.  Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.  Under the Master Agreement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold.

The Master Repurchase Agreement governs transactions between the Fund and the counterparty.  The Master Repurchase Agreement maintains provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Fund and those counterparties.  The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination.  Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013 (Unaudited)

(o) Securities Lending
The Fund may engage in securities lending.  The loans are secured by collateral.  During the term of the loan, the Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral.  The cash collateral is maintained on the Fund's behalf.  Loans are subject to termination at the option of the borrower of the security.  Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities.  The Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest and/or fees earned on the collateral with the borrower.  The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of October 31, 2013, the Fund had no securities on loan.

(p) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

In conjunction with the use of short sales, futures contracts, or swap contracts, the Fund may be required to maintain collateral in various forms.  At October 31, 2013 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities.  Also in conjunction with the use of short sales, options, futures contracts, or swap contracts, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty.  At October 31, 2013 these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(q) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013 (Unaudited)

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by IRS stature of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the six months ended October 31, 2013, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(r) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.75% of the Fund’s average daily net assets.  The Fund’s advisor has contractually agreed to waive its fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding any acquired fund fees and expenses, interest, taxes, dividends and interest expenses on short positions, brokerage commissions and extraordinary expenses such as litigation expenses) do not exceed 2.25% and 2.50% of the average daily net assets of the Fund's Class I shares and Class A shares, respectively.  This agreement is effective until August 31, 2013, and may be terminated by the Trust’s Board of Trustees.

For the six months ended October 31, 2013, the Advisor recovered $61,110 of previously waived advisory fees.  The Advisor may recover from the Fund fees and expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which the expenses were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At October 31, 2013, the amount of these potentially recoverable expenses was $763,810.  The Advisor may recapture all or a portion of this amount no later than April 30, of the years stated below:

2015	$452,444
2016	311,366

The Advisor engages investment managers (“sub-advisors”) to manage the Fund.  The Advisor compensates each sub-advisor out of the investment advisory fees the Advisor receives from the Fund.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. JP Morgan Chase Bank, N.A. serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended October 31, 2013, the

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013 (Unaudited)

Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended October 31, 2013, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At October 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$206,842,996

Gross unrealized appreciation	$7,346,030
Gross unrealized depreciation	(1,466,732)

Net unrealized appreciation on investments	$5,879,298

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of April 30, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Accumulated earnings	-

Accumulated capital and other losses	(1,727,193)
Other accumulated losses	(3,942,223)
Unrealized appreciation on investments	9,239,525
Tax accumulated earnings (deficit)	$3,570,109

As of April 30, 2013, the Fund had short-term capital loss carryover of $1,049,542.  To the extent that the fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward.  Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The Fund utilized $65,462 of its capital loss carryforwards during the year ended April 30, 2013.

The Fund has $677,651 in qualified late-year losses, which are deferred until fiscal year 2014 for tax purposes.  Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013 (Unaudited)

The tax character of distributions paid during the fiscal years ended April 30, 2013 and April 30, 2012 were as follows:

	2013	2012
Distributions paid from:
Ordinary income	$467,867	$-
Long-term capital gains	-	-
Total distributions paid	$467,867	$-

Note 5 – Investment Transactions
For the six months ended October 31, 2013, purchases and sales of investments, excluding short-term investments, forward contracts, futures contracts, options, securities sold short, and swap contracts, were $237,745,351 and $257,670,097, respectively.

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended October 31, 2013, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

For the six months ended October 31, 2013, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of October 31, 2013, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 31	Total
Bank Loans	$-	$6,874,803	$-	$6,874,803
Bonds2	-	182,251,545	-	182,251,545
Common Stock2	16,263,016	-	-	16,263,016
Preferred Stocks
Basic Materials	-	114,385	-	114,385
Communications	-	148,829	-	148,829
Consumer, Cyclical	-	253,379	-	253,379
Consumer, Non-cyclical	-	925,548	-	925,548
Energy	-	1,073,841	-	1,073,841
Financial	413,500	1,349,560	-	1,763,060
Closed-End Funds	30,779	-	-	30,779

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013 (Unaudited)

Exchange Traded Funds	1,932,000	-	-	1,932,000
Purchased Call Options	97,695	-	-	97,695
Purchased Put Options	56,122	-	-	56,122
Total	$18,793,112	$192,991,890	$-	$211,785,002

Liabilities
Bonds2	$-	$20,431,902	$-	$20,431,902
Common Stock2	18,569,304	-	-	18,569,304
Exchange Traded Funds	2,200,417	-	-	2,200,417
Written Call Options	18,125	-	-	18,125
Written Put Options	36,283	-	-	36,283
Total	$20,824,129	$20,431,902	$-	$41,256,031

Other Financial Instruments*
Credit Default Swaps	$-	$(66,227)	$-	$(66,227)
Credit Default Swaptions on Credit Indices	-	14,237	-	14,237
Interest Rate Swaptions	-	1,060	-	1,060
Interest Rate Cap Options	-	37,120	-	37,120
Futures Contracts	(161,376)	-	-	(161,376)
Total	$(161,376)	$(13,810)	$-	$(175,186)

1	The Fund did not hold any Level 3 securities at period end.
2	For a detailed break-out of by major sector classification, please refer to the Schedule of Investments.
*
Other financial instruments are derivative instruments, such as futures contracts and swaps contracts.  Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period.  The following is a reconciliation of transfers between Levels from April 30, 2013 to October 31, 2013, represented by recognizing the October 31, 2013 market value of securities:

Transfers into Level 1	$270,511
Transfers out of Level 1	-
Net transfers in (out) of Level 1	$270,511

Transfers into Level 2	$-
Transfers out of Level 2	(270,511)
Net transfers in (out) of Level 2	$(270,511)

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013 (Unaudited)

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of October 31, 2013 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets
Purchased options, at fair value	$-	$153,817	$-	$37,120	$-	$190,937
Purchased swaptions, at fair value	23,174	-	-	1,060	-	24,234
Unrealized appreciation on foreign currency contracts	-	-	-	-	-	-
Unrealized appreciation on swap contracts	20,259	-	-	-	-	20,259
	$43,433	$153,817	$-	$38,180	$-	$235,430

Liabilities
Written options, at fair value	$-	$54,408	$-	$-	$-	$54,408
Written swaptions, at fair value	8,937	-	-	-	-	8,937
Unrealized depreciation on foreign currency contracts	-	-	-	-	-	-
Unrealized depreciation on swap contracts	86,486	-	-	-	-	86,486
Variation margin payable on future contracts	-	161,546	-	-	-	161,546
	$95,423	$215,954	$-	$-	$-	$311,377

Palmer Square Absolute Return Fund
NOTES TO FINANCIAL STATEMENTS – Continued
October 31, 2013 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended October 31, 2013 are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives
Purchased options	$-	$(738,598)	$280,135	$-	$-	$(458,463)
Written options	-	538,256	(113,814)	-	7,585	432,027
Swaptions	-	-	-	(214,151)	(149,500)	(363,651)
Swap contracts	(322,997)	-	-	(19,644)	2,969	(339,672)
Futures contracts	431,309	(7,889)	-	-	-	423,420
Forward foreign currency exchange contracts	-	-	(76,328)	-	-	(76,328)
Foreign currency transactions	-	-	249,740	-	-	249,740
	$108,312	$(208,231)	$339,733	$(233,795)	$(138,946)	$(132,927)
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Purchased options	$-	$97,713	$36,833	$(9,130)	$14,703	$140,119
Written options	-	(80,805)	(14,424)	-	205	(95,024)
Swaptions	(18,233)	-	-	221,824	-	203,591
Swap contracts	290,195	9,148	-	13,109	-	312,452
Futures contracts	(62,268)	1,068	-	-	-	(61,200)
Forward foreign currency exchange contracts	-	-	(174,200)	-	-	(174,200)
Foreign currency translations	-	-	(32,019)	-	-	(32,019)
	$209,694	$27,124	$(183,810)	$225,803	$14,908	$293,719

Note 11 -- Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.  Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Palmer Square Absolute Return Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements
At an in-person meeting held on June 19-20, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Sub-Advisory Agreement (the “MPAM Sub-Advisory Agreement”) between Palmer Square Capital Management, LLC (the “Investment Advisor”) and MPAM Credit Trading Partners L.P. (“MPAM”) with respect to the Palmer Square Absolute Return Fund series of the Trust (the “Fund”) for an initial two-year term.  In addition, at in-person meetings held on August 22-23, 2013, and September 17-18, 2013, the Board reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Investment Advisor, and the Sub-Advisory Agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreement, the “Fund Advisory Agreements”) between the Investment Advisor and each of (i) Coe Capital Management, LLC, (ii) Glaxis Capital Management, LLC, (iii) SSI Investment Management Inc., and (iv) Turner Investments L.P. (collectively, the “Sub-Advisors”) with respect to the Fund for additional one-year terms.  In approving the MPAM Sub-Advisory Agreement and the renewal of the Fund Advisory Agreements, the Board, including the Independent Trustees, determined that approval of the MPAM Sub-Advisory Agreement and renewal of the Fund Advisory Agreements was in the best interests of the Fund and its shareholders.

Background
In advance of the relevant meetings, the Board received information about the Fund, the Fund Advisory Agreements and the MPAM Sub-Advisory Agreement from the Investment Advisor, the Sub-Advisors, MPAM and Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor, the Sub-Advisors and MPAM; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing performance of the Fund with returns of the HFRX Global Hedge Fund Index and the returns of a group of comparable funds selected by Morningstar, Inc. (the “Performance Peer Group”) from the Multialternative fund category (the “Performance Universe”); reports regarding the investment advisory fees and total expenses of the Fund compared with those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its Multialternative fund category (the “Expense Universe”); information compiled by the Investment Advisor comparing the Fund’s performance, investment advisory fees and total expenses to those of a peer group of three other funds that the Investment Advisor believes to be a more appropriate peer group for the Fund than the Performance Peer Group and Expense Peer Group; information regarding the historical performance of MPAM Credit Fund L.P., a private investment fund managed by MPAM using the strategy it would use to manage its portion of the Fund; and information about the Investment Advisor’s, Sub-Advisors’ and MPAM’s policies and procedures, including their compliance manuals and brokerage and trading procedures.  The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed MPAM Sub-Advisory Agreement and the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by it during the year at other Board and committee meetings.  Before voting on the Fund Advisory Agreements and the MPAM Sub-Advisory Agreement, the Independent Trustees met in private sessions at which no representatives of the Investment Advisor, the Sub-Advisors or MPAM were present.

In approving the MPAM Sub-Advisory Agreement and each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Palmer Square Absolute Return Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Palmer Square Capital Management, LLC

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund.  The Board noted that the materials they reviewed indicated that the annualized total return of the Fund for the one-year period ended June 30, 2013, was higher than the return of the HFRX Global Hedge Fund Index, but lower than the Multialternative Performance Peer Universe median return by 78 basis points and the Performance Peer Group median return by 62 basis points.  The Board noted, however, the Investment Advisor’s belief that the Peer Group is not comprised of those mutual funds most comparable to the Fund, and they considered that the Fund’s performance from its inception (May 17, 2011) was higher than the average returns of an alternate peer group of funds selected by the Investment Advisor. The Board also considered the significant dispersion of investment styles in the alternative fund category, which they noted makes construction of an appropriate peer group of funds difficult.

The Board also considered the overall quality of services provided by the Investment Advisor to the Fund.  In doing so, the Board considered the Investment Advisor’s role as the Fund’s investment advisor, noting that the Investment Advisor provides oversight of the Sub-Advisors with respect to the Fund’s operations, including risk management, trading, liquidity, sector diversification and compliance with the Fund’s investment restrictions.  In addition the Board considered the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  The Board also considered the overall quality of the organization and operations, and the compliance structure and compliance procedures, of the Investment Advisor. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of the Fund.  With respect to the advisory fees paid by the Fund, the Board noted that the meeting materials indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor) were 50 basis points higher than the medians of the Expense Peer Group and the Expense Universe.  The Board noted, however, that the Investment Advisor had waived a portion of its advisory fees in the year ended June 30, 2013.  The Board also considered the Investment Advisor’s belief that the Peer Group is not comprised of those mutual funds most comparable to the Fund, and that the Fund’s advisory fee was lower than the average advisory fee of the alternate peer group of funds selected by the Investment Advisor.  In considering the total expenses paid by the Fund, the Board observed that the total expenses (net of fee waivers) were higher than the median expenses for the Expense Peer Group (by 70 basis points) and the median expenses for the Expense Universe (by 58 basis points). The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the services provided by the Investment Advisor to the Fund.

Profitability and Economies of Scale
The Board considered information relating to the Investment Advisor’s costs and profits with respect to the Fund for the year ended June 30, 2013, noting that the Investment Advisor had waived a portion of its advisory fee with respect to the Fund, and the Board determined that the level of profitability was reasonable. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, including the receipt of advisory fees and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. In addition, they noted that although there were no advisory fee

Palmer Square Absolute Return Fund
SUPPLEMENTAL INFORMATION (Unaudited)

breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Sub-Advisors and MPAM

Nature, Extent and Quality of Services
The Board’s observations with respect to the Fund’s performance is described above.  The Board also reviewed information regarding the performance of each Sub-Advisor compared to the returns of appropriate benchmarks.  In addition, the Board considered the overall quality of services provided by the Sub-Advisors to the Fund.  In doing so, the Board reviewed each Sub-Advisor’s specific responsibilities in all aspects of management of its portion of the Fund, including day-to-day portfolio management, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund.  In addition, the Board considered the overall quality of each Sub-Advisor’s organization and operations and each Sub-Advisor’s compliance structure and compliance procedures.  Based on its review, the Board and the Independent Trustees concluded that each Sub-Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Sub-Advisory Agreements.  The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by each Sub-Advisor to the Fund were satisfactory.

The Board also considered the nature, extent and quality of the services proposed to be provided by MPAM to the Fund.  The Board observed that the gross returns of MPAM Credit Fund L.P. exceeded the return of the HFRI Relative Value: Fixed Income Corporate Index for the one-year period ended March 31, 2013, although it was significantly less than the Index return for the period since inception (in November 2010). The Board also considered MPAM’s proposed specific responsibilities in all aspects of management of its portion of the Fund, including day-to-day portfolio management, as well as the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the Fund.  In addition, the Board considered the overall quality of MPAM’s organization and operations and MPAM’s compliance structure and compliance procedures. Based on its review, the Board concluded that MPAM would have the capabilities, resources and personnel necessary to manage its portion of the Fund and would provide the Fund with a reasonable potential for good investment results.

Sub-Advisory Fees and Economies of Scale
The Board reviewed information regarding the sub-advisory fees charged by each Sub-Advisor with respect to the Fund, and noted that the sub-advisory fee paid to each Sub-Advisor with respect to the Fund was generally the same as or less than the advisory fee the Sub-Advisor charges to its other institutional clients, certain of which paid performance-based fees in addition to asset-based fees.  The Board also considered the benefits received by each Sub-Advisor as a result of its relationship with the Fund, including sub-advisory fees paid to the Sub-Advisor, research that may be made available to it by broker-dealers providing execution services for the Fund, and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no sub-advisory fee breakpoints, the asset levels of the Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.  The Board and the Independent Trustees concluded that the compensation payable to each Sub-Advisor under the applicable Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services each Sub-Advisor provides to the Fund.

The Board also reviewed information regarding the sub-advisory fees proposed to paid to MPAM with respect to the Fund and noted that they were the same as those paid to MPAM by MPAM’s other registered investment company clients.  The Board also noted that the potential benefits received by MPAM as a result of its relationship with the Fund would include not only the sub-advisory fees paid to it, but also the benefits of any deeper

Palmer Square Absolute Return Fund
SUPPLEMENTAL INFORMATION (Unaudited)

relationship with broker-dealers executing transactions on behalf of the Fund and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance.  The Board noted that the Fund’s asset levels are still likely to be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as Fund assets grow.  The Board and the Independent Trustees concluded that the proposed compensation payable to MPAM under the MPAM Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services proposed to be provided by MPAM to the Fund.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement and the Sub-Advisory Agreements, and approval of the MPAM Sub-Advisory Agreement, is in the best interests of the Fund and its shareholders and accordingly, approved renewal of each Fund Advisory Agreement and approved the MPAM Sub-Advisory Agreement.

Palmer Square Absolute Return Fund
EXPENSE EXAMPLE
For the Six Months Ended October 31, 2013 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 5/1/13 to 10/31/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Expenses Paid During Period* 5/1/13 – 10/31/13
Class I
Actual Performance	$1,000.00	$1,023.30	$15.16
Hypothetical (5% annual return before expenses)	$1,000.00	$1,010.22	$15.06

Class A
Actual Performance	$1,000.00	$963.60	$15.95
Hypothetical (5% annual return before expenses)	$1,000.00	$1,008.96	$16.32

*
Expenses are equal to the Fund’s annualized expense ratio of 2.97% and 3.22% for Class I and Class A, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six month period).  The expense ratios reflect a recovery of previously waived fees.  Assumes all dividends and distributions were reinvested.

Palmer Square Absolute Return Fund
a series of the Investment Managers Series Trust

Investment Advisor
Palmer Square Capital Management LLC
11300 Tomahawk Creek Parkway, Suite 200
Leawood, Kansas 66211

Custodian
JP Morgan Chase Bank, N.A.
14201 Dallas Parkway
Dallas, Texas 75254

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Absolute Return Fund - Class I Shares	PSQIX	461418 451
Palmer Square Absolute Return Fund - Class A Shares	PSQAX	461418 469

Privacy Principles of the Palmer Square Absolute Return Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Absolute Return Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at (866) 933-9033.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Palmer Square Absolute Return Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	January 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	January 7, 2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	January 7, 2014